================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    ---------
                                    FORM N-CSR
                                    ---------

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number  811-3807

                        SunAmerica Money Market Funds, Inc.
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside 5, 185 Hudson Street, Suite 3300 Jersey City, NJ 07311
     ---------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                 John T. Genoy
                             Senior Vice President
                       SunAmerica Asset Management, LLC
                          Harborside 5, 185 Hudson Street,
                                   Suite 3300
                             Jersey City, NJ 07311
                   -----------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31
Date of reporting period:  December 31, 2016

================================================================================

Item 1. Reports to Stockholders

[PHOTO]




                                                             ANNUAL REPORT 2016

SUNAMERICA
Government Money Market Fund

[LOGO]

                        TABLE OF CONTENTS


          SHAREHOLDERS' LETTER....................................  2
          EXPENSE EXAMPLE.........................................  5
          STATEMENT OF ASSETS AND LIABILITIES.....................  7
          STATEMENT OF OPERATIONS.................................  8
          STATEMENT OF CHANGES IN NET ASSETS......................  9
          FINANCIAL HIGHLIGHTS.................................... 10
          PORTFOLIO OF INVESTMENTS................................ 11
          NOTES TO FINANCIAL STATEMENTS........................... 13
          REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. 19
          DIRECTORS AND OFFICERS INFORMATION...................... 20
          SHAREHOLDER TAX INFORMATION............................. 23

        December 31, 2016                                          ANNUAL REPORT

        Shareholders' Letter -- (unaudited)

Dear Shareholders,

We are pleased to present this annual shareholder report for the SunAmerica Government Money Market Fund (the "Fund") for the 12 months ended December 31, 2016.

Effective April 29, 2016, the Fund, formerly the SunAmerica Money Market Fund, converted from a prime money market fund to a government money market fund and changed its name accordingly to the SunAmerica Government Money Market Fund. To qualify as a government money market fund, the Fund must invest at least 99.5% of its total assets in cash, U.S. government securities, and/or repurchase agreements that are collateralized by cash and/or U.S. government securities. Thus, during the first months of the annual period, the Fund gradually was repositioned, allocating a larger percentage of its assets to U.S. government securities before reaching its new allocation on April 29, 2016. As a government money market fund, the Fund seeks to maintain a stable $1.00 net asset value per share and is not subject to liquidity fees and/or redemption gates.

The annual period ended December 31, 2016 was one wherein money market yields remained low throughout. The Federal Reserve (the "Fed"), after making its first rate hike since 2006 in December 2015, kept interest rates steady until December 2016, when it raised the targeted federal funds rate by 0.25%.

Fed statements and policies were the primary focus of money market funds throughout the annual period. In March 2016, the Fed appeared surprisingly dovish as it indicated an even slower tightening path, paring back its forecasts for interest rate increases in 2016 from the four projected in December 2015 to two. The Fed cited global uncertainties and mentioned that inflation remained lower than it would like. (Dovish language tends to suggest lower interest rates; opposite of hawkish.) In April 2016, the Fed left rates on hold as expected, citing a slowdown in U.S. economic growth. In May 2016, the Fed signaled an increasing probability of a June 2016 interest rate hike, and short-term yields increased as a result. As oil prices rose, there were signs that inflation may have been picking up, supporting the more hawkish rhetoric from the Fed. In June 2016, Britain's decision to leave the European Union led to a spike in global financial market volatility and a flight to relative safety. The Fed reverted to its more dovish stance, reducing its long-term forecasts for growth and policy rates, citing mixed U.S. economic data and uncertainty about global economic and financial developments. During the summer of 2016, markets remained skeptical about the Fed's ability to raise interest rates in the near term, despite more hawkish rhetoric from some Fed members. The Fed's decision to leave rates unchanged at its September 2016 meeting was a close call, which was underscored by a post-meeting statement saying that near-term risks to the economy were "roughly balanced" and that three dissenters had wanted to increase rates. Fed Chair Janet Yellen indicated that the case to raise rates had strengthened, but not enough to warrant a move. Overall, policymakers signaled a higher probability of a rate increase before the end of 2016, with fewer hikes expected in coming years given the diminished projections for long-term U.S. economic growth.

The U.S. Treasury money market yield curve, or spectrum of maturities, steepened substantially on the heels of the post-U.S. election sell-off, as the market began pricing in higher inflation as a result of greater anticipated fiscal spending. Information received since the Fed met in November 2016 indicated the labor market continued to strengthen and economic activity was expanding at a moderate pace since mid-year. Job gains had been solid, and the unemployment rate had declined. Household spending had been rising moderately, but business fixed investment had remained soft. Inflation increased since earlier in 2016 but was still below the Fed's 2% longer-term objective, partly reflecting earlier declines in energy prices and in prices of non-energy imports.

In view of realized and expected labor market conditions and inflation, the Fed gave the U.S. economy a vote of confidence by deciding to raise its targeted federal funds rate to a range of 0.50%-0.75% at its mid-December 2016 meeting, though the stance of monetary policy remained accommodative. The Fed's decision was a well-telegraphed one and only the second

        December 31, 2016                                          ANNUAL REPORT
interest rate hike in the last decade. While market participants had largely priced in a Fed rate hike, the statement and press conference following the meeting were more hawkish than expected, particularly the shift in view toward three rate hikes in 2017 versus the two previously expected. Toward the very end of the annual period, there was a flattening of the U.S. Treasury money market yield curve.

With the targeted federal funds rate within a range of 0.25%-0.50% through most of the Fund's annual period, money market yields remained anchored near the same level with little difference in maturities. That said, money market yields overall did move modestly higher toward the end of 2016, mainly driven by the interest rate hike by the Fed in December 2016 and expectations for further rate hikes in 2017 given improvement in the labor market, rising wages and potential fiscal policy initiatives following Donald Trump's victory in the November 2016 U.S. presidential election. Despite movement otherwise in the last months of the calendar year, the money market yield curve flattened during the annual period overall, as short-term rates rose more than longer-term rates did. Still, the annual period did not provide many opportunities to add yield.

On the following pages, you will find a brief discussion of the annual period from the portfolio manager as well as detailed financial statements and portfolio information for the Fund for the annual period ended December 31, 2016.

As always, we remain diligent in the management of your assets. We value your ongoing confidence in us and look forward to serving your investment needs in the future. If you have any questions, or require additional information on this or other SunAmerica Mutual Funds, you may contact your financial advisor or visit us at www.safunds.com.

Sincerely,

/s/ Peter A. Harbeck
Peter A. Harbeck
President & CEO
SunAmerica Asset Management, LLC


--------
Past performance is no guarantee of future results.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

        SunAmerica Government Money Market Fund

Andrew Doulos, Portfolio Manager
SunAmerica Asset Management, LLC

   The SunAmerica Government Money Market Fund (Class A) returned 0.01% for the annual period ended December 31, 2016.

   Fund performance was affected most by historically low interest rates that persisted throughout 2016. Yields on money market securities moved up and down within a rather tight range for most of the annual period, before rising modestly toward the end of 2016 with the Federal Reserve's (the "Fed") interest rate hike in mid-December 2016. One-month certificates of deposit (CDs) yielded approximately 0.98% at year-end 2016 compared to roughly 0.56% at year-end 2015 but averaged 0.52% for the annual period as a whole./1/

   While money market yields were low throughout the annual period, the Fund continued to seek current income to the extent consistent with liquidity and stability of principal. We were able to navigate interest rate risk by adjusting the Fund's weighted average maturity/2/ as market conditions shifted. We were able to mitigate potential credit risk by buying high quality, creditworthy names. Indeed, in converting to a government money market fund in April 2016, we bought mostly U.S. Treasuries and U.S. agency securities.

   More specifically, given the anticipated increase in interest rates that dominated investor sentiment, especially during the second half of the year, we shifted the Fund's positioning during the annual period. At the end of 2015, we had employed a laddered approach, meaning holding securities of different maturity dates rather evenly spaced across the money market yield curve. Early in 2016, we transitioned to a barbell investment strategy, with greater weightings in fixed-rate securities at the short-term end of the yield curve and in longer-dated floating-rate securities. This strategy enabled us to both ensure a cushion of liquidity in the near term, and to reinvest into higher yielding securities when the money market yield curve steepened somewhat in the latter months of the annual period and when the Fed raised interest rates in December 2016.

   In that same light, i.e., in anticipation of higher interest rates, we managed the Fund's weighted average maturity to remain as short as possible for most of the annual period. The Fund generally maintained a weighted average maturity in a range of between 20-30 days throughout the annual period, making adjustments based on then-current market conditions, our near-term view on interest rates and Fed monetary policy statements. We had also shortened the Fund's weighted average maturity in the run-up to U.S. money market reform, with final implementation taking effect in October 2016. Finally, we further shortened the Fund's weighted average maturity heading into the December 2016 Fed interest rate increase. As of December 31, 2016, the Fund's weighted average maturity stood at approximately 19 days. The Fund's weighted average life/3/ on December 31, 2016 was 52 days.

   The Fund was focused primarily on investments in U.S. government agency floating-rate securities and U.S. Treasury securities, especially as its goal was converting to a government money market fund, effective April 29, 2016. To qualify as a government money market fund, the Fund must invest at least 99.5% of its total assets in cash, U.S. government securities, and/or repurchase agreements that are collateralized by cash and/or U.S. government securities.

--------
Past performance is no guarantee of future results.

/1/Source: Bloomberg

/2/Weighted average maturity is the average time it takes for securities in a portfolio to mature, weighted in proportion to the dollar amount that is invested in the portfolio. The weighted average maturity of a money market fund is a measure of its price sensitivity to changes in interest rates.

/3/The weighted average life of a money market fund's portfolio is an average of the final maturities of all securities held in the portfolio, weighted by each security's percentage of net assets. Pursuant to SEC Rule 2a-7, the maximum allowable weighted average life of a money market fund's portfolio is 120 days.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Securities listed may or may not be a part of current portfolio construction.

        SunAmerica Money Market Funds, Inc.
        EXPENSE EXAMPLE -- December 31, 2016 -- (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder in the SunAmerica Government Money Market Fund (the "Fund"), you may incur two types of costs: (1) transaction costs, including contingent deferred sales charges, small account fees and administrative fees and
(2) ongoing costs, including management fees, distribution and account maintenance fees, and other Fund expenses. This Example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at July 1, 2016 and held until December 31, 2016.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended December 31, 2016" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I, the "Expenses Paid During the Six Months Ended December 31, 2016" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended December 31, 2016" column and the "Annualized Expense Ratio" column do not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Fund's prospectus, your retirement plan documents and/or materials from your financial adviser for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended December 31, 2016" column would have been higher and the "Ending Account Value" column would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I, the "Expenses Paid During the Six Months Ended December 31, 2016" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended December 31, 2016" column and the "Annualized Expense Ratio" column do not include administrative fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Fund's prospectus, your retirement plan documents and/or materials from your financial adviser for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended December 31, 2016" column would have been higher and the "Ending Account Value" column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to the Fund's prospectus, qualified retirement plan document and/or materials from your financial adviser for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SunAmerica Money Market Funds, Inc.
        EXPENSE EXAMPLE -- December 31, 2016 -- (unaudited) (continued)

                                    Actual                                            Hypothetical
             ---------------------------------------------------- ----------------------------------------------------
                                  Ending                                           Ending Account
                               Account Value     Expenses Paid                       Value Using      Expenses Paid
                Beginning      Using Actual        During the        Beginning    a Hypothetical 5%     During the     Annualized
              Account Value      Return at      Six Months Ended   Account Value  Annual Return at   Six Months Ended   Expense
             as July 1, 2016 December 31, 2016 December 31, 2016* as July 1, 2016 December 31, 2016 December 31, 2016*   Ratio*
             --------------- ----------------- ------------------ --------------- ----------------- ------------------ ----------

 Government
 Money
 Market
 Fund#
   Class A..    $1,000.00        $1,000.05           $2.01           $1,000.00        $1,023.13           $2.03           0.40%
   Class I..    $1,000.00        $1,000.05           $2.11           $1,000.00        $1,023.03           $2.14           0.42%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days then divided by 366 days (to reflect the one-half year period). These ratios do not reflect transaction costs, including contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus, your qualified retirement plan document and/or materials from your financial adviser for more information.
# During the stated period, the investment adviser and distributor either waived a portion of or all of the fees and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2016" and the "Annualized Expense Ratio" would have been higher.

        SunAmerica Money Market Funds, Inc.
        STATEMENT OF ASSETS AND LIABILITIES -- December 31, 2016

                                                                    Government Money
                                                                      Market Fund
                                                                    ----------------
ASSETS:
Investments at value* (unaffiliated)...............................   $111,896,276
Repurchase agreements (cost approximates value)....................      5,124,000
                                                                      ------------
  Total Investments................................................   $117,020,276
                                                                      ------------

Cash...............................................................         13,217
Receivable for:
  Fund shares sold.................................................        111,835
  Dividends and interest...........................................         12,389
Prepaid expenses and other assets..................................         17,013
Due from investment adviser for expense reimbursements/fee waivers.        134,525
Due from distributor for fee waivers...............................         13,033
                                                                      ------------
  Total assets.....................................................    117,322,288
                                                                      ------------
LIABILITIES:
Payable for:
  Fund shares redeemed.............................................      1,490,395
  Investment advisory and management fees..........................         48,875
  Distribution and service maintenance fees........................         14,123
  Transfer agent fees and expenses.................................         41,404
  Directors' fees and expenses.....................................          3,641
  Other accrued expenses...........................................        136,691
Dividends payable..................................................            694
                                                                      ------------
  Total liabilities................................................      1,735,823
                                                                      ------------
   Net Assets......................................................   $115,586,465
                                                                      ============
Common stock, $.001 par value (3.5 billion shares authorized)......   $    115,415
Paid-in capital....................................................    115,447,881
                                                                      ------------
                                                                       115,563,296
Accumulated undistributed realized gain (loss) on investment.......         23,169
                                                                      ------------
Net assets.........................................................   $115,586,465
                                                                      ============
Class A:
Net assets.........................................................    102,735,228
Shares outstanding.................................................    102,590,565
Net asset value and redemption price per share
 (excluding any applicable contingent deferred sales charge).......   $       1.00
                                                                      ============
Class I:
Net assets.........................................................     12,851,237
Shares outstanding.................................................     12,824,210
Net asset value and redemption price per share.....................   $       1.00
                                                                      ============

*Amortized cost of investment securities (unaffiliated)............   $111,896,276
                                                                      ============

See Notes to Financial Statements

        SunAmerica Money Market Funds, Inc.
        STATEMENT OF OPERATIONS -- For the year ended December 31, 2016

                                                                                        Government Money
                                                                                          Market Fund
                                                                                        ----------------
INVESTMENT INCOME:
Interest (unaffiliated)................................................................   $ 2,368,272
                                                                                          -----------
   Total investment income.............................................................     2,368,272
                                                                                          -----------
EXPENSES:
Investment advisory and management fees................................................     2,949,015
Distribution and account maintenance fees
  Class A..............................................................................       884,183
Transfer agent fees and expenses
  Class A..............................................................................     1,380,788
  Class I..............................................................................        29,180
Registration fees
  Class A..............................................................................        93,110
  Class I..............................................................................        13,841
Custodian and accounting fees..........................................................        82,946
Reports to shareholders................................................................       150,002
Audit and tax fees.....................................................................        54,626
Legal fees.............................................................................        58,340
Directors' fees and expenses...........................................................        42,096
Other expenses.........................................................................        14,139
                                                                                          -----------
   Total expenses before fee waivers, expense reimbursements...........................     5,752,266
   Fees waived and expenses reimbursed by investment adviser and distributor (Note 3)..    (3,444,325)
                                                                                          -----------
   Net expenses........................................................................     2,307,941
                                                                                          -----------
Net investment income (loss)...........................................................        60,331
                                                                                          -----------
Net realized gain (loss) on investments................................................        90,805
                                                                                          -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................   $   151,136
                                                                                          ===========

See Notes to Financial Statements

        SunAmerica Money Market Funds, Inc.
        STATEMENT OF CHANGES IN NET ASSETS

                                                                                          Government Money Market Fund
                                                                                          ----------------------------
                                                                                           For the year   For the year
                                                                                              ended          ended
                                                                                           December 31,   December 31,
                                                                                               2016           2015
                                                                                          -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)........................................................... $      60,331  $      72,785
  Net realized gain (loss) on investments................................................        90,805      1,145,974
                                                                                          -------------  -------------
Net increase (decrease) in net assets resulting from operations.......................... $     151,136  $   1,218,759
                                                                                          -------------  -------------

Distributions to shareholders from:
  Net investment income (Class A)........................................................       (56,354)       (71,367)
  Net investment income (Class I)........................................................          (890)        (1,418)
                                                                                          -------------  -------------
Total distributions to shareholders......................................................       (57,244)       (72,785)
                                                                                          -------------  -------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 5).  (705,749,565)    83,893,269
                                                                                          -------------  -------------
Total increase (decrease) in net assets..................................................  (705,655,673)    85,039,243
                                                                                          -------------  -------------
NET ASSETS:
Beginning of period......................................................................   821,242,138    736,202,895
                                                                                          -------------  -------------
End of period*........................................................................... $ 115,586,465  $ 821,242,138
                                                                                          =============  =============
*Includes accumulated undistributed net investment income (loss)......................... $          --  $     (26,197)
                                                                                          =============  =============

See Notes to Financial Statements

        SunAmerica Money Market Funds, Inc.
        FINANCIAL HIGHLIGHTS

                                   GOVERNMENT MONEY MARKET FUND
                                   ----------------------------
                Net                           Net               Net                  Ratio of net
               Asset              Dividends  Asset            Assets     Ratio of     investment
               Value      Net      from net  Value            end of     expenses      income to
             beginning investment investment end of   Total   period    to average      average
Period Ended of period income(1)    income   period Return(2) (000's)  net assets(3) net assets(3)
------------ --------- ---------- ---------- ------ --------- -------- ------------- -------------
                                             Class A
-
  12/31/12     $1.00     $0.00      $(0.00)  $1.00    0.01%   $768,644     0.22%         0.01%
  12/31/13      1.00      0.00       (0.00)   1.00    0.01     736,942     0.18          0.01
  12/31/14      1.00      0.00       (0.00)   1.00    0.01     720,356     0.14          0.01
  12/31/15      1.00      0.00       (0.00)   1.00    0.01(4)  807,427     0.17          0.01
  12/31/16      1.00      0.00       (0.00)   1.00    0.01     102,735     0.38          0.01
                                             Class I
-
  12/31/12     $1.00     $0.00      $(0.00)  $1.00    0.01%   $ 15,765     0.22%         0.01%
  12/31/13      1.00      0.00       (0.00)   1.00    0.01      13,360     0.18          0.01
  12/31/14      1.00      0.00       (0.00)   1.00    0.01      15,847     0.14          0.01
  12/31/15      1.00      0.00       (0.00)   1.00    0.01(4)   13,815     0.16          0.01
  12/31/16      1.00      0.00       (0.00)   1.00    0.01      12,851     0.39          0.01

--------
(1) Calculated based upon average shares outstanding.
(2) Total return does not reflect sales load but does include expense reimbursements.
(3) Net of the following expense reimbursements/waivers (based on average net assets):

                            12/31/12 12/31/13 12/31/14 12/31/15 12/31/16
                            -------- -------- -------- -------- --------
       Class A.............   0.72%    0.75%    0.79%    0.78%    0.57%
       Class I.............   0.62     0.68     0.69     0.71%    0.56%

(4) The Fund's performance figure was increased by less than 0.01% from the effect of payments by an affiliate (Note 3)

See Notes to Financial Statements

        SunAmerica Government Money Market Fund
        PORTFOLIO PROFILE -- December 31, 2016 -- (unaudited)

                   Industry Allocation*
                   U.S. Government Agencies..........  53.6%
                   U.S. Government Treasuries........  43.3
                   Repurchase Agreements.............   4.4
                                                      -----
                                                      101.3%
                                                      =====

                   Weighted average days to maturity.  18.6

                      Credit Quality Allocation@#
                      A-1......................... 100.0%
                                                   =====

--------
*  Calculated as a percentage of net assets.
@  Source: Standard & Poors.
#  Calculated as a percentage of total debt issues.

        SunAmerica Government Money Market Fund
        PORTFOLIO OF INVESTMENTS -- December 31, 2016

                                              Principal    Value
                 Security Description          Amount     (Note 2)
           SHORT-TERM INVESTMENT SECURITIES -- 96.9%
           U.S. GOVERNMENT AGENCIES -- 53.6%
           Federal Farm Credit Bank FRS
             0.78% due 03/29/2017........... $16,300,000 $16,298,088
             0.79% due 02/16/2017...........  16,000,000  16,000,205
             0.80% due 09/22/2017...........   2,000,000   2,001,978
           Federal Home Loan Bank FRS
             0.51% due 08/07/2017...........     250,000     250,000
             0.71% due 12/05/2017...........     650,000     650,709
             0.72% due 12/07/2017...........     750,000     750,503
             0.77% due 02/27/2017...........  16,000,000  15,999,868
           Federal Home Loan Mtg. Corp.
             0.37% due 02/14/2017...........   3,000,000   2,998,643
           Federal Home Loan Mtg. Corp. FRS
             0.41% due 05/04/2017...........   2,750,000   2,750,000
             0.80% due 04/27/2017...........   2,500,000   2,501,905
           Federal National Mtg. Assoc. FRS
             0.64% due 10/05/2017...........     700,000     700,387
             0.76% due 07/20/2017...........   1,000,000   1,000,393
                                                         -----------
           Total U.S. Government Agencies
             (amortized cost $61,902,679)...              61,902,679
                                                         -----------

                                               Principal      Value
               Security Description             Amount       (Note 2)
       -----------------------------------------------------------------
       U.S. GOVERNMENT TREASURIES -- 43.3%
       United States Treasury Bills
         0.33% due 01/19/2017................ $ 9,000,000  $  8,998,538
         0.35% due 01/05/2017................   6,000,000     5,999,765
         0.44% due 01/12/2017................  35,000,000    34,995,294
                                                           ------------
       Total U.S. Government Treasuries
         (amortized cost $49,993,597)........                49,993,597
                                                           ------------
       Total Short-Term Investment Securities -- 96.9%
         (amortized cost $111,896,276).......               111,896,276
                                                           ------------
       REPURCHASE AGREEMENTS -- 4.4%
       State Street Bank and Trust Co.
        Joint Repurchase Agreement
        (cost $5,124,000)(1).................   5,124,000     5,124,000
                                                           ------------
       TOTAL INVESTMENTS
         (amortized cost $117,020,276)(2)....       101.3%  117,020,276
       Liabilities in excess of other assets.        (1.3)   (1,433,811)
                                              -----------  ------------
       NET ASSETS............................       100.0% $115,586,465
                                              ===========  ============

--------
(1)See Note 2 for details of Joint Repurchase Agreements.
(2)At December 31, 2016, the cost of securities for federal income tax purposes was the same for book purposes.
FRS--Floating Rate Security
The rates shown on FRS are the current interest rates at December 31, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2016 (see Note 2):

                                  Level 1 -- Unadjusted Level 2 -- Other  Level 3 -- Significant
                                      Quoted Prices     Observable Inputs  Unobservable Inputs      Total
                                  --------------------- ----------------- ---------------------- ------------
Assets:
Investment at Value*
Short-Term Investment Securities.          $--            $111,896,276             $--           $111,896,276
Repurchase Agreements............           --               5,124,000              --              5,124,000
                                           ---            ------------             ---           ------------
Total Investments at Value.......          $--            $117,020,276             $--           $117,020,276
                                           ===            ============             ===           ============

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

        SunAmerica Money Market Funds, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2016

Note 1. Organization

   SunAmerica Money Market Funds, Inc. (the "Corporation") is an open-end diversified management investment company organized as a Maryland corporation. The Corporation consists of one series -- SunAmerica Government Money Market Fund (the "Fund"). Effective April 29, 2016, the Fund, formerly the SunAmerica Money Market Fund, converted from a prime money market fund to a government money market fund and changed its name accordingly to the SunAmerica Government Money Market Fund. The Fund is advised by SunAmerica Asset Management, LLC ("SunAmerica" or "Adviser"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The investment objective of the Fund is to seek as high a level of current income as is consistent with liquidity and stability of capital by investing at least 99.5% of its total assets in cash, U.S. government securities, and/or repurchase agreements that are collateralized by U.S. government securities.

   The Fund currently offers two classes of shares: Class A and Class I. These classes within the Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares-- Class A shares are available with no front-end sales charge. A 1.00% contingent deferred sales charge ("CDSC") is imposed on certain shares sold within one year of original purchase and a 0.50% CDSC is imposed on certain shares sold after the first year and within the second year after purchase, as described in the Fund's Prospectus.

   Class I shares-- Class I shares are offered at net asset value per share without any sales charge, exclusively to certain institutions.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Fund's registration statement.

   Indemnifications: The Corporation's organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising out of the performance of their duties to the Corporation. In addition, pursuant to Indemnification Agreements between the Corporation and each of the current directors who is not an "interested person," as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act"), of the Corporation (collectively, the "Disinterested Directors"), the Corporation provides the Disinterested Directors with a limited indemnification against liabilities arising out of the performance of their duties to the Corporation, whether such liabilities are asserted during or after their service as directors. In addition, in the normal course of business, the Corporation enters into contracts that contain the obligation to indemnify others. The Corporation's maximum exposure under these arrangements is unknown. Currently, however, the Corporation expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

   Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that

        SunAmerica Money Market Funds, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2016 -- (continued)

   reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

   Level 1 -- Unadjusted quoted prices in active markets for identical securities

   Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the "Board"), etc.)

   Level 3 -- Significant unobservable inputs (includes inputs that reflect the Fund's own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

   Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

   The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

   The summary of the Fund's assets and liabilities classified in the fair value hierarchy as of December 31, 2016, is reported on a schedule following the Portfolio of Investments.

   Portfolio securities are valued at amortized cost, which approximates market value, and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with Rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Fund's net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value per share deviates from the Fund's amortized cost per share. The calculation of such deviation is referred to as "Shadow Pricing." For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

   The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Fund, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   Master Agreements: The Fund has entered into Master Repurchase Agreements ("Master Agreements") with certain counterparties that govern repurchase agreement transactions. The Master Agreements may contain provisions

        SunAmerica Money Market Funds, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2016 -- (continued)

   regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements and events of default. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. The Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Upon the occurrence of an event of default, the other party may elect to terminate early and cause settlement of all repurchase agreement transactions outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund's counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As of December 31, 2016, the repurchase agreements held by the Fund are subject to master netting provisions. See the Portfolio of Investments and the Notes to Financial Statements for more information about the Fund's holdings in repurchase agreements.

   Repurchase Agreements: The Fund, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   As of December 31, 2016, the Fund held an undivided interest in the joint repurchase agreement with State Street Bank and Trust Co.:

                                                       Percentage Principal
                                                       Ownership   Amount
    -                                                  ---------- ----------
    Government Money Market Fund......................    1.88%   $5,124,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   State Street Bank and Trust Co., dated December 31, 2016, bearing interest at a rate of 0.01% per annum, with a principal amount of $272,814,000, a repurchase price of $272,814,303, and a maturity date of January 3, 2017. The repurchase agreement is collateralized by the following:

                                    Interest  Maturity   Principal
Type of Collateral                    Rate      Date      Amount       Value
------------------                  -------- ---------- ----------- ------------
U.S. Treasury Bonds................   1.38%   6/30/2018 $85,370,000 $ 86,324,010
U.S. Treasury Bonds................   2.38    6/30/2018  85,000,000   87,593,435
U.S. Treasury Bonds................   3.38   11/15/2019  98,615,000  104,356,661

   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Interest income, including the accretion of discount and amortization of premium, is accrued daily from settlement date, except when collection is not expected; dividend income is recorded on the ex-dividend date.

        SunAmerica Money Market Funds, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2016 -- (continued)


   Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for current capital share activity of the respective class).

   Dividends from net investment income, if any, are normally declared daily and paid monthly. Capital gain distributions, if any, are paid annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

   The Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that the Fund will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

   The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2013 - 2015 or expected to be taken in the Fund's 2016 tax return. The Fund is not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund files U.S. federal and certain state income tax returns. With few exceptions, the Fund is no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2013.

Note 3. Investment Advisory and Management Agreement, Distribution and Service Agreement and Other Transactions With Affiliates

   The Fund has entered into an Investment Advisory and Management Agreement (the "Advisory Agreement") with SunAmerica. Under the Advisory Agreement, SunAmerica provides continuous supervision of the Fund and administers its corporate affairs, subject to general review by the Board. In connection therewith, SunAmerica furnishes the Fund with office facilities, maintains certain of its books and records, and pays the salaries and expenses of all personnel, including officers of the Fund who are employees of SunAmerica and its affiliates.

   The Fund will pay SunAmerica a monthly management fee at the following annual percentages, based on the average daily net assets of the Fund: 0.50% on the first $600 million; 0.45% on the next $900 million; and 0.40% over $1.5 billion.

   SunAmerica has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's annual fund operating expenses at 0.80% for Class I, of average net assets. For purposes of waived fee and/or reimbursed expense calculations, annual Fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund's business. This fee waiver and expense reimbursement will continue in effect indefinitely, unless terminated by the Board, including a majority of the Disinterested Directors. For the year ended December 31, 2016, pursuant to the contractual expense limitations, SunAmerica waived fees and/or reimbursed expenses of $23,738 for Class I.

        SunAmerica Money Market Funds, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2016 -- (continued)


   SunAmerica may also voluntarily waive fees and/or reimburse expenses, including to avoid a negative yield on any class of the Fund. The voluntary waivers and/or reimbursements may be terminated at any time at the option of SunAmerica. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. There is no guarantee that the Fund will be able to avoid a negative yield. For the year ended December 31, 2016, SunAmerica voluntarily waived fees and/or reimbursed expenses of $2,490,696 and $45,708 for Class A and Class I, respectively.

   The Fund has entered into a Distribution Agreement with AIG Capital Services, Inc. ("ACS" or the "Distributor"), an affiliate of the Adviser. The Fund has adopted a Distribution Plan on behalf of its Class A shares (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act. In adopting the Plan, the Board determined that there was a reasonable likelihood that the Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   The Plan provides that the Class A shares of the Fund shall pay the Distributor an account maintenance fee at the annual rate of up to 0.15% of the aggregate average daily net assets of such class of shares for payments to compensate the Distributor and certain securities firms for account maintenance activities. In this regard, some payments are used to compensate broker-dealers with account maintenance fees in an amount up to 0.15% per year of the assets maintained in the Fund by its customers. Accordingly, ACS received fees (see Statement of Operations) based upon the aforementioned rates. In addition, in light of current market conditions, and in order to avoid a negative yield on Class A shares of the Fund, ACS has agreed to waive up to 0.15% of the fees it receives under the Plan. This voluntary waiver may be terminated at any time at the option of the Distributor without notice to shareholders. For the year ended December 31, 2016, ACS voluntarily waived $884,183 in account maintenance fees for Class A shares.

   ACS receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of the Fund's Class A shares. ACS has advised the Fund that for the year ended December 31, 2016, the proceeds received from redemptions are as follows:

            Class A........................................... $201

   The Fund has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Fund's transfer agent in connection with the services that it offers to the shareholders of the Fund. The Service Agreement, which permits the Fund to compensate SAFS for services rendered based upon the annual rate of 0.22% of average daily net assets, is approved annually by the Board. For the year ended December 31, 2016, the Fund incurred the following expenses which are included in transfer agent fees and expenses payable line in the Statement of Assets and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement:

                                                                 Payable at
                                                    Expenses  December 31, 2016
                                                   ---------- -----------------
Class A........................................... $1,291,251      $19,115
Class I...........................................     27,109        2,391

   As of result of losses on medium-term notes issued by Cheyne Finance LLC, that were previously held by the Fund, SunAmerica made capital contributions to the Fund of $0 and $1,136,168 for the periods ended December 31, 2016 and December 31, 2015, respectively.

        SunAmerica Money Market Funds, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2016 -- (continued)


Note 4. Federal Income Taxes

   The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from dividends payable.

         Distributable Earnings              Tax Distributions                       Tax Distributions
-----------------------------------------    -------------------------------------   -------------------------------------
  For the year ended December 31, 2016       For the year ended December 31, 2016    For the year ended December 31, 2015
-----------------------------------------    -------------------------------------   -------------------------------------
          Long-term Gains/    Unrealized                         Long-Term                               Long-Term
Ordinary  Capital and Other  Appreciation    Ordinary            Capital             Ordinary            Capital
Income         Losses        (Depreciation)  Income               Gains              Income               Gains
--------  -----------------  --------------  --------            ---------           --------            ---------
$23,170         $ --             $ --        $57,244               $ --              $72,785               $ --

   For the year ended December 31, 2016, reclassifications were made to decrease accumulated net realized gain (loss) by $67,636 with an offsetting adjustment to undistributed net investment income and paid in capital of $23,110 and $44,526, respectively. The reclassifications arising from book/tax differences were due primarily to equalization debits.

Note 5. Capital Share Transactions

   Transactions in each class of shares of the Fund (at $1.00 per share) were as follows:

                                    Class A                      Class I
                         ----------------------------  --------------------------
                            For the        For the       For the       For the
                              year           year          year          year
                             ended          ended         ended         ended
                          December 31,   December 31,  December 31,  December 31,
                              2016           2015          2016          2015
                         -------------  -------------  ------------  ------------
Shares sold............. $ 215,584,499  $ 574,424,150  $ 10,430,504  $ 12,456,914
Reinvested dividends....        55,878         68,295         1,219         1,401
Shares redeemed.........  (920,421,483)  (488,545,609)  (11,400,182)  (14,511,882)
                         -------------  -------------  ------------  ------------
Net increase (decrease). $(704,781,106) $  85,946,836  $   (968,459) $ (2,053,567)
                         =============  =============  ============  ============

Note 6. Interfund Lending Agreement

   Pursuant to the exemptive relief granted by the SEC, the Fund is permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended December 31, 2016, the Fund did not participate in this program.

Note 7. Subsequent Event

   On November 18, 2016, the Board approved a change in the name of the SunAmerica Government Money Market Fund to the "AIG Government Money Market Fund," effective February 28, 2017.

        SunAmerica Money Market Funds, Inc.
        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of SunAmerica Money Market Funds,
Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SunAmerica Government Money Market Fund (formerly SunAmerica Money Market Fund) (the "Fund" constituting SunAmerica Money Market Funds, Inc.) as of December 31, 2016, the results its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion expressed above.

PricewaterhouseCoopers LLP

Houston, Texas
February 27, 2017

        SunAmerica Money Market Funds, Inc.
        DIRECTORS AND OFFICERS INFORMATION -- December 31, 2016 -- (unaudited)

The following table contains basic information regarding the Directors and Officers who oversee operations of the Fund and other investment companies within the Fund complex.

                                                                              Number of
                     Position       Term of                                 Portfolios in
                     Held With     Office and                               Fund Complex
   Name, Address     SunAmerica    Length of      Principal Occupations      Overseen by   Other Directorships
     and Age*         Complex    Time Served(4)    During Past 5 Years       Trustee(1)     Held by Trustee(2)
-------------------- ----------  -------------- --------------------------- ------------- -----------------------
Disinterested Trustees

Dr. Judith L. Craven Trustee      2000-present  Retired.                         78       Director, Sysco Corp.
Age: 71                                                                                   (1996 to present);
                                                                                          Director, Luby's, Inc.
                                                                                          (1998 to present).

William F. Devin     Trustee      2001-present  Retired.                         78       None
Age: 78

Richard W. Grant     Trustee      2011-present  Retired. Prior to that,          29       None
Age: 71              Chairman                   attorney and partner at
                     of the                     Morgan Lewis & Bockius
                     Board                      LLP (1989 to 2011).

Stephen J. Gutman    Trustee      1984-present  Senior Vice President            29       None
Age: 73                                         and Associate Broker,
                                                Corcoran Group (real
                                                estate) (2002 to present);
                                                President, SJG Marketing
                                                Inc. (2009 to present).
Interested Trustees

Peter A. Harbeck(3)  Trustee      1994-present  President, CEO and               141      None
Age: 63                                         Director, SunAmerica.
                                                (1995 to present);
                                                Director, AIG Capital
                                                Services, Inc. ("ACS")
                                                (1993 to present).

        SunAmerica Money Market Funds, Inc.
        DIRECTORS AND OFFICERS INFORMATION -- December 31, 2016 -- (unaudited) (continued)

                                                                              Number of
                      Position       Term of                                Portfolios in
                      Held With     Office and                              Fund Complex
   Name, Address     SunAmerica     Length of      Principal Occupations     Overseen by  Other Directorships
     and Age*          Complex    Time Served(4)   During Past 5 Years       Trustee(1)   Held by Trustee(2)
-------------------  ------------ -------------- -------------------------- ------------- -------------------
Officers

John T. Genoy        President     2007-present  Chief Financial Officer,        N/A             N/A
Age: 48                                          SunAmerica (2002 to
                                                 present); Senior Vice
                                                 President, SunAmerica
                                                 (2003 to present); Chief
                                                 Operating Officer,
                                                 SunAmerica (2006
                                                 to present).

Gregory N. Bressler  Secretary     2005-present  Senior Vice President           N/A             N/A
Age: 50                                          and General Counsel,
                                                 SunAmerica (2005 to
                                                 present).

Kathleen D. Fuentes  Chief Legal   2013-present  Vice President and              N/A             N/A
Age: 47              Officer and                 Deputy General Counsel,
                     Assistant                   SunAmerica (2006 to
                     Secretary                   present).

James Nichols        Vice          2006-present  Director, President and         N/A             N/A
Age: 50              President                   CEO, ACS (2006 to
                                                 present); Senior Vice
                                                 President, SunAmerica
                                                 (2002 to present).

Kara Murphy          Vice          2014-present  Chief Investment Officer,       N/A             N/A
Age: 44              President                   SunAmerica (2013 to
                                                 present).

Gregory R. Kingston  Treasurer     2014-present  Vice President,                 N/A             N/A
Age: 51                                          SunAmerica (2001 to
                                                 present), Head of Mutual
                                                 Fund Administration,
                                                 SunAmerica (2014 to
                                                 present).

Shawn Parry          Vice          2014-present  Vice President (2014 to         N/A             N/A
Age: 44              President                   present) and Assistant
                     and                         Vice President,
                     Assistant                   SunAmerica (2005 to
                     Treasurer                   2014).

Donna McManus        Vice          2014-present  Vice President,                 N/A             N/A
Age: 56              President                   SunAmerica, (2014 to
                     and                         present); Managing
                     Assistant                   Director, BNY Mellon
                     Treasurer                   (2009 to 2014).

        SunAmerica Money Market Funds, Inc.
        DIRECTORS AND OFFICERS INFORMATION -- December 31, 2016 -- (unaudited) (continued)

                                                                              Number of
                     Position       Term of                                 Portfolios in
                     Held With     Office and                               Fund Complex
   Name, Address     SunAmerica    Length of      Principal Occupations      Overseen by  Other Directorships
     and Age*         Complex    Time Served(4)    During Past 5 Years       Trustee(1)   Held by Trustee(2)
-------------------- ----------- -------------- --------------------------- ------------- -------------------

Matthew J. Hackethal Acting       2006-present  Acting Chief Compliance          N/A             N/A
Age: 45              Chief                      Officer (2016 to present);
                     Compliance                 Chief Compliance Officer
                     Officer;                   (2006 to present) and
                     Anti-Money                 Vice President,
                     Laundering                 SunAmerica (2011 to
                     Compliance                 present).
                     Officer

--------
*  The business address for each Trustee is the Harborside 5, 185 Hudson
   Street, Suite 3300, Jersey City, NJ 70311.
(1) The "Fund Complex" means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment services or have a common investment adviser or an investment adviser that is an affiliated person of the Adviser. The "Fund Complex" includes the Fund (1 fund), SunAmerica Specialty Series (8 funds), SunAmerica Equity Funds (2 funds), SunAmerica Income Funds (3 funds), SunAmerica Series, Inc. (6 portfolios), Anchor Series Trust (8 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series
    Trust (43 portfolios), VALIC Company I (34 portfolios), VALIC Company II
    (15 funds), Seasons Series Trust (20 portfolios).
(2) Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.
(3) Interested Trustee, as defined within the 1940 Act, because he is an officer and a director of the Adviser and a director of the principal underwriter of the Fund.
(4) Trustees serve until their successors are duly elected and qualified. Each officer will hold office for an indefinite term, until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

Additional information concerning the Trustees is contained in the Statement of Additional Information which is available, without charge, by calling (800) 858-8850.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        SHAREHOLDER TAX INFORMATION -- (UNAUDITED)

Certain tax information regarding the Fund is required to be provided to shareholders based upon the Fund's income and distributions for the taxable year ended December 31, 2016. The information necessary to complete your income tax returns is included with your Form 1099-DIV, which will be mailed to you in early 2017.

[LOGO]

Harborside 5
185 Hudson Street, Suite 3300
Jersey City, NJ 07311

Directors/Trustees         Transfer Agent             DISCLOSURE OF QUARTERLY
 Dr. Judith L. Craven       State Street Bank and     PORTFOLIO HOLDINGS
 William F. Devin             Trust Company           The Fund is required to
 Richard W. Grant           P.O. Box 219373           file its complete
 Stephen J. Gutman          Kansas City, MO 64141     schedule of portfolio
 Peter A. Harbeck          Custodian                  holdings with the U.S.
Officers                    State Street Bank and     Securities and Exchange
 John T. Genoy, President     Trust Company           Commission for its first
   and Chief Executive      One Lincoln St.           and third fiscal quarters
   Officer                  Boston, MA 02111          on Form N-Q. The Fund's
 Gregory R. Kingston,      VOTING PROXIES ON FUND     Forms N-Q are available
   Treasurer               PORTFOLIO SECURITIES       on the U.S. Securities
 Kara Murphy, Vice         A description of the       and Exchange Commission's
   President               policies and procedures    website at
 James Nichols, Vice       that the Funds use to      http://www.sec.gov. You
   President               determine how to vote      can also review and
 Gregory N. Bressler,      proxies relating to        obtain copies of the
   Secretary               securities held in the     Forms N-Q at the U.S.
 Kathleen Fuentes, Chief   Funds' portfolios which    Securities and Exchange
   Legal Officer and       is available in the        Commission's Public
   Assistant Secretary     Funds' Statement of        Reference Room in
 Donna McManus, Vice       Additional Information     Washington, DC
   President and           may be obtained without    (information on the
   Assistant Treasurer     charge upon request, by    operation of the Public
 Shawn Parry, Vice         calling (800) 858-8850.    Reference Room may be
   President and           This information is also   obtained by calling
   Assistant Treasurer     available from the EDGAR   1-800-SEC-0330).
 Matthew J. Hackethal,     database on the U.S.       PROXY VOTING RECORD ON
   Acting Chief            Securities and Exchange    FUND PORTFOLIO SECURITIES
   Compliance Officer,     Commission's website at    Information regarding how
   Anti-Money Laundering   http://www.sec.gov.        the Funds voted proxies
   Compliance Officer      DELIVERY OF SHAREHOLDER    relating to securities
Investment Adviser         DOCUMENTS                  held in the Fund's
 SunAmerica Asset          The Funds have adopted a   portfolio during the most
   Management, LLC         policy that allows them    recent twelve month
 Harborside 5              to send only one copy of   period ended June 30 is
 185 Hudson Street, Suite  a Fund's prospectus,       available, once filed
   3300                    proxy material, annual     with the U.S. Securities
 Jersey City, NJ 07311     report and semi-annual     and Exchange Commission,
Distributor                report (the "shareholder   without charge, upon
 AIG Capital Services,     documents") to             request, by calling (800)
   Inc.                    shareholders with          858-8850 or on the U.S.
 Harborside 5              multiple accounts          Securities and Exchange
 185 Hudson Street, Suite  residing at the same       Commission's website at
   3300                    "household." This          http://www.sec.gov.
 Jersey City, NJ 07311     practice is called         This report is submitted
Shareholder Servicing      householding and reduces   solely for the general
Agent                      Fund expenses, which       information of
 SunAmerica Fund           benefits you and other     shareholders of the Fund.
   Services, Inc.          shareholders. Unless the   Distribution of this
 Harborside 5              Funds receive              report to persons other
 185 Hudson Street, Suite  instructions to the        than shareholders of the
   3300                    contrary, you will only    Fund is authorized only
 Jersey City, NJ 07311     receive one copy of the    in connection with a
                           shareholder documents.     currently effective
                           The Funds will continue    prospectus, setting forth
                           to household the           details of the Fund,
                           shareholder documents      which must precede or
                           indefinitely, until we     accompany this report.
                           are instructed otherwise.
                           If you do not wish to
                           participate in
                           householding, please
                           contact Shareholder
                           Services at
                           (800) 858-8850 ext. 6010
                           or send a written request
                           with your name, the name
                           of your fund(s) and your
                           account member(s) to
                           SunAmerica Mutual Funds
                           c/o BFDS, P.O. Box
                           219186, Kansas City MO,
                           64121-9186. We will
                           resume individual
                           mailings for your account
                           within thirty (30) days
                           of receipt of your
                           request.

                                    [GRAPHIC]


GO PAPERLESS!!

DID YOU KNOW THAT YOU HAVE THE OPTION TO
RECEIVE YOUR SHAREHOLDER REPORTS ONLINE?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

IT'S QUICK -- Fund documents will be received faster than via traditional mail.

IT'S CONVENIENT -- Elimination of bulky documents from personal files.

IT'S COST EFFECTIVE -- Reduction of your Fund's printing and mailing costs.

TO SIGN UP FOR ELECTRONIC DELIVERY, FOLLOW
THESE SIMPLE STEPS:

                   1   GO TO WWW.SAFUNDS.COM
                   2   CLICK ON THE LINK TO "GO PAPERLESS!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.safunds.com at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

FOR INFORMATION ON RECEIVING THIS REPORT ONLINE, SEE INSIDE BACK COVER. DISTRIBUTED BY:
AIG CAPITAL SERVICES, INC.

This fund report must be preceded by or accompanied by a prospectus.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.safunds.com. Read the prospectus carefully before investing.

WWW.SAFUNDS.COM

MMANN - 12/16

[LOGO]

AIG

Sun America
Mutual Funds

Item 2.  Code of Ethics

         SunAmerica Money Market Funds, Inc. ("the registrant") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. During the fiscal year ended 2016, there were no reportable amendments, waivers or implicit waivers to a provision of the Code of Ethics that applies to the registrant's Principal Executive and Principal Accounting Officers.

Item 3.  Audit Committee Financial Expert.

         Currently, the registrant does not have an Audit Committee member who possesses all of the attributes required to be an "audit committee financial expert," as defined in instruction 2(b) of Item 3 of Form N-CSR. However, the Board of Directors believes that the members of the Audit Committee have substantial experience relating to the review of financial statements and the operations of audit committees. Accordingly, the Board believes that the members are qualified to evaluate the registrant's financial statements, supervise the registrant's preparation of its financial statements, and oversee the work of the registrant's independent auditors.

Item 4.  Principal Accountant Fees and Services.

         (a)--(d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:

                                                      2015    2016
         (a) Audit Fees............................. $43,346 $45,443
         (b) Audit-Related Fees..................... $     0 $     0
         (c) Tax Fees............................... $11,452 $11,795
         (d) All Other Fees......................... $     0 $     0

         Audit Fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

         Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant's principal accountant were as follows:

                                                       2015   2016
           (b) Audit-Related Fees.................... $     0  $0
           (c) Tax Fees.............................. $     0  $0
           (d) All Other Fees........................ $17,640  $0

     (e) (1) The registrant's audit committee pre-approves all audit services provided by the registrant's principal accountant for the registrant and all non-audit services provided by the registrant's principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliates") that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter.

         (2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) Not applicable.

     (g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provide ongoing services to the registrant for 2015 and 2016 were $48,117 and $11,795, respectively.

     (h) Not applicable.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a - 101)), or this Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

     (a) (1) Code of Ethics applicable to its Principal Executive and Principle Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406. Code of Ethics.

         (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

         (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the
         Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Money Market Funds, Inc.

By:  /s/ John T. Genoy
     --------------------------
     John T. Genoy
     President

Date: March 9, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ John T. Genoy
     --------------------------
     John T. Genoy
     President

Date: March 9, 2017

By:  /s/ Gregory R. Kingston
     --------------------------
     Gregory R. Kingston
     Treasurer

Date: March 9, 2017